Consolidated Balance Sheets - USD ($) $ in Millions		Apr. 30, 2017	Apr. 30, 2016
Current Assets
Cash and cash equivalents		$ 166.8	$ 109.8
Trade receivables, less allowance for doubtful accounts		438.7	450.1
Inventories:
Finished products		562.4	560.0
Raw materials		343.3	339.4
Total Inventory		905.7	899.4
Other current assets		130.6	114.1
Total Current Assets		1,641.8	1,573.4
Property, Plant, and Equipment
Land and land improvements		115.6	114.6
Buildings and fixtures		766.2	727.7
Machinery and equipment		1,983.0	1,870.7
Construction in progress		116.9	91.3
Gross Property, Plant, and Equipment		2,981.7	2,804.3
Accumulated depreciation		(1,364.2)	(1,176.6)
Total Property, Plant, and Equipment		1,617.5	1,627.7
Other Noncurrent Assets
Goodwill		6,077.1	6,091.1
Other intangible assets – net		6,149.9	6,494.4
Other noncurrent assets		153.4	197.5
Total Other Noncurrent Assets		12,380.4	12,783.0
Total Assets		15,639.7	15,984.1
Current Liabilities
Accounts payable		477.2	459.4
Accrued compensation		88.2	139.6
Accrued trade marketing and merchandising		106.0	112.3
Dividends payable		85.1	77.9
Current portion of long-term debt	[1]	499.0	0.0
Short-term borrowings		454.0	284.0
Other current liabilities		123.1	139.8
Total Current Liabilities		1,832.6	1,213.0
Noncurrent Liabilities
Long-term debt, less current portion	[1]	4,445.5	5,146.0
Defined benefit pensions		189.8	222.3
Other postretirement benefits		66.6	75.9
Deferred income taxes		2,167.0	2,230.3
Other noncurrent liabilities		88.0	88.1
Total Noncurrent Liabilities		6,956.9	7,762.6
Total Liabilities		8,789.5	8,975.6
Shareholders’ Equity
Serial preferred shares – no par value: Authorized – 6,000,000 shares; outstanding – none		0.0	0.0
Common shares – no par value: Authorized – 300,000,000 shares; outstanding – 113,439,553 at April 30, 2017, and 116,306,894 at April 30, 2016 (net of 33,058,177 and 30,190,836 treasury shares, respectively), at stated value		28.4	29.1
Additional capital		5,724.7	5,860.1
Retained income		1,240.5	1,267.7
Accumulated other comprehensive loss		(143.4)	(148.4)
Total Shareholders’ Equity		6,850.2	7,008.5
Total Liabilities and Shareholders’ Equity		$ 15,639.7	$ 15,984.1

[1]	Represents the carrying amount included in the Consolidated Balance Sheets, which includes the impact of terminated interest rate swaps, offering discounts, and capitalized debt issuance costs.